Baird Small/Mid Cap Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 96.6%		Shares	Value
Aerospace & Defense - 4.3%
BWX Technologies, Inc.		29,201	$5,383,788

Beverages - 2.4%
Vita Coco Co., Inc. (a)		68,409	2,905,330

Biotechnology - 7.2%
ADMA Biologics, Inc. (a)		60,207	882,635
Exact Sciences Corp. (a)		41,326	2,260,945
Insmed, Inc. (a)		13,358	1,923,685
Neurocrine Biosciences, Inc. (a)		26,999	3,790,120
			8,857,385

Building Products - 3.0%
Lennox International, Inc.		3,436	1,818,881
Simpson Manufacturing Co., Inc.		11,267	1,886,772
			3,705,653

Capital Markets - 2.1%
Houlihan Lokey, Inc.		12,871	2,642,674

Consumer Finance - 1.5%
SoFi Technologies, Inc. (a)		71,719	1,894,816

Consumer Staples Distribution & Retail - 4.9%
BJ's Wholesale Club Holdings, Inc. (a)		17,346	1,617,515
Casey's General Stores, Inc.		7,966	4,503,339
			6,120,854

Electronic Equipment, Instruments & Components - 1.8%
Badger Meter, Inc.		12,741	2,275,288

Financial Services - 5.4%
Affirm Holdings, Inc. (a)		21,681	1,584,447
Equitable Holdings, Inc.		47,966	2,435,714
Shift4 Payments, Inc. - Class A (a)		35,085	2,715,579
			6,735,740

Health Care Equipment & Supplies - 9.0%
Glaukos Corp. (a)		19,696	1,606,209
Inspire Medical Systems, Inc. (a)		15,074	1,118,491
Insulet Corp. (a)		7,711	2,380,617
Masimo Corp. (a)		18,644	2,750,922
Penumbra, Inc. (a)		12,987	3,289,867
			11,146,106

Health Care Providers & Services - 2.6%
Alignment Healthcare, Inc. (a)		85,782	1,496,896
HealthEquity, Inc. (a)		18,560	1,758,931
			3,255,827

Health Care Technology - 1.5%
Waystar Holding Corp. (a)		48,773	1,849,472

Hotels, Restaurants & Leisure - 9.6%
Cava Group, Inc. (a)		23,957	1,447,242
Churchill Downs, Inc.		25,687	2,491,896
DraftKings, Inc. - Class A (a)		76,936	2,877,406
Dutch Bros, Inc. - Class A (a)		51,726	2,707,339
Planet Fitness, Inc. - Class A (a)		13,451	1,396,214
Wingstop, Inc.		4,094	1,030,378
			11,950,475

Insurance - 1.6%
Kinsale Capital Group, Inc.		4,688	1,993,619

IT Services - 1.4%
Twilio, Inc. - Class A (a)		16,965	1,698,027

Life Sciences Tools & Services - 2.9%
Bio-Techne Corp.		29,911	1,663,949
Repligen Corp. (a)		14,786	1,976,445
			3,640,394

Machinery - 3.4%
Federal Signal Corp.		14,508	1,726,307
Kadant, Inc.		8,123	2,417,242
			4,143,549

Oil, Gas & Consumable Fuels - 2.5%
Matador Resources Co.		29,206	1,312,226
Viper Energy, Inc. - Class A		47,039	1,797,830
			3,110,056

Personal Care Products - 2.4%
BellRing Brands, Inc. (a)		23,132	840,848
elf Beauty, Inc. (a)		16,386	2,170,818
			3,011,666

Pharmaceuticals - 1.6%
Tarsus Pharmaceuticals, Inc. (a)		32,359	1,923,095

Professional Services - 3.8%
ExlService Holdings, Inc. (a)		55,357	2,437,369
UL Solutions, Inc.		31,279	2,216,430
			4,653,799

Semiconductors & Semiconductor Equipment - 3.9%
Astera Labs, Inc. (a)		15,431	3,021,390
MACOM Technology Solutions Holdings, Inc. (a)		14,675	1,826,891
			4,848,281

Software - 11.1%
CyberArk Software Ltd. (a)		5,188	2,506,582
Descartes Systems Group, Inc. (a)		17,786	1,675,975
Dynatrace, Inc. (a)		52,218	2,529,962
Elastic NV (a)		20,577	1,738,551
Monday.com Ltd. (a)		11,221	2,173,395
ServiceTitan, Inc. - Class A (a)		16,799	1,693,843
Vertex, Inc. - Class A (a)		56,544	1,401,726
			13,720,034

Specialized REITs - 1.3%
National Storage Affiliates Trust		54,661	1,651,855

Specialty Retail - 3.3%
Boot Barn Holdings, Inc. (a)		14,897	2,468,731
Burlington Stores, Inc. (a)		6,579	1,674,355
			4,143,086

Trading Companies & Distributors - 2.1%
Watsco, Inc.		6,468	2,615,012
TOTAL COMMON STOCKS (Cost $106,496,366)			119,875,881

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.7%		Shares	Value
First American Government Obligations Fund - Class U, 4.07%(b)		4,550,559	4,550,559
TOTAL MONEY MARKET FUNDS (Cost $4,550,559)			4,550,559

TOTAL INVESTMENTS - 100.3% (Cost $111,046,925)			124,426,440
Liabilities in Excess of Other Assets - (0.3)%			(370,808)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$124,055,632
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Baird Small/Mid Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$119,875,881	$–	$–	$119,875,881
Money Market Funds	4,550,559	–	–	4,550,559
Total Investments	$124,426,440	$–	$–	$124,426,440

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s core financial statements.